Inventories, net	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Inventories, net

7. Inventories, net

	As of December 31, 2025
	Cost	Allowance for valuation loss	Book value
Merchandise inventory:
Raw materials	$522,432	$(6,747)	$515,685
Work in progress	19,491	(14)	19,477
Finished goods	521,722	(26,516)	495,206
	$1,063,645	$(33,277)	$1,030,368

The cost of inventories recognized for the year:

	Year ended	Year ended	Year ended
	December 31,2025	December 31, 2024	December 31, 2023
Cost of goods sold	$4,540,840	$11,921,857	$20,893,411
provision (reversal) for allowance for valuation loss	19,513	11,324	(37,569)
	$4,560,353	$11,933,181	$20,855,842

Notes:

a) Reversal of allowance for inventory valuation and obsolescence loss was recognized due to disposal of certain inventories which were previously provided with allowance for valuation loss.

b) No inventories of the Group were pledged.